NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2023
New Standards And Amendments And Interpretations Of Existing Standards
Schedule of reconciliation of financial statements
CONSOLIDATED STATEMENT OF FINANCIAL POSITION						R$ thousand
	December 31, 2022			January 1, 2022
	Previously presented	Adoption IFRS 17	As re-presented	Previously presented	Adoption IFRS 17	As re-presented
Assets
Cash and balances with banks	122,521,755	-	122,521,755	108,601,632	-	108,601,632
Financial assets at fair value through profit or loss	301,899,028	-	301,899,028	336,560,965	-	336,560,965
Financial assets at fair value through other comprehensive income	215,588,278	-	215,588,278	193,516,537	-	193,516,537
Financial assets at amortized cost
- Loans and advances, net of provision for losses	730,892,962	(5,986,026)	724,906,936	656,459,438	(4,604,687)	651,854,751
- Securities, net of provision for expected losses	211,611,074	-	211,611,074	178,819,275	-	178,819,275
- Other financial assets	65,705,559	-	65,705,559	64,411,451	-	64,411,451
Other assets	151,397,019	(1,340,857)	150,056,162	137,202,895	450,135	137,653,030
Total assets	1,799,615,675	(7,326,883)	1,792,288,792	1,675,572,193	(4,154,552)	1,671,417,641

Liabilities
Liabilities at amortized cost	1,239,685,337	-	1,239,685,337	1,155,822,453	-	1,155,822,453
Financial liabilities at fair value through profit or loss	13,341,324	-	13,341,324	14,265,283	-	14,265,283
Insurance technical provisions and pension plans	316,155,117	(11,399,152)	304,755,965	286,386,634	(5,481,679)	280,904,955
Other liabilities	71,692,633	2,802,696	74,495,329	68,869,116	2,546,825	71,415,941
Total liabilities	1,640,874,411	(8,596,456)	1,632,277,955	1,525,343,486	(2,934,854)	1,522,408,632

Total equity (1)	158,741,264	1,269,573	160,010,837	150,228,707	(1,219,698)	149,009,009
Total equity and liabilities	1,799,615,675	(7,326,883)	1,792,288,792	1,675,572,193	(4,154,552)	1,671,417,641

(1)	In 2022, the impact of IFRS 17 adjustments on other comprehensive income was R$2,385,912 thousand.

CONSOLIDATED STATEMENT OF INCOME FOR THE YEAR-ENDED DECEMBER 31, 2022			R$ thousand
	Previously presented	Adoption IFRS 17	As re-presented
Net interest income	69,301,931	509,341	69,811,272
Fee and commission income	27,134,207	(10,087)	27,124,120
Net gains/(losses) on financial assets and liabilities	3,483,171	-	3,483,171
Gross profit from insurance and pension plans	7,264,883	(3,232,557)	4,032,326
Expected loss of loans and advances and other financial assets	(23,786,438)	19,603	(23,766,835)
Personnel expenses	(21,683,356)	1,794,304	(19,889,052)
Other administrative expenses	(17,510,519)	935,909	(16,574,610)
Depreciation and amortization	(5,663,220)	356,778	(5,306,442)
Other operating income/(expenses)	(15,686,636)	38,370	(15,648,266)
Share of profit of associates and joint ventures	1,355,926	-	1,355,926
Income tax and social contribution	(2,992,753)	(172,087)	(3,164,840)
Net income	21,217,196	239,574	21,456,770